Loans and Allowance for Credit Losses, PCI, by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	$ 14,380	$ 17,810
Financing Receivable Acquired With Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Loans, 90 days or more past due and still accruing	2,900	3,700
Total Commercial [Member] | Financing Receivable Acquired With Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	678	1,371
30-89 DPD and still accruing	2	53
Loans, 90 days or more past due and still accruing	32	83
Total commercial PCI loans	712	1,507
Commercial and Industrial Loans [Member] | Financing Receivable Acquired With Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	78	75
30-89 DPD and still accruing	0	0
Loans, 90 days or more past due and still accruing	0	0
Total commercial PCI loans	78	75
Commercial Real Estate Mortgage [Member] | Financing Receivable Acquired With Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	510	1,135
30-89 DPD and still accruing	2	48
Loans, 90 days or more past due and still accruing	30	78
Total commercial PCI loans	542	1,261
Commercial Real Estate Construction [Member] | Financing Receivable Acquired With Deteriorated Credit Quality [Member]
Purchased Credit Impaired Loans Commercial Days Past Due [Abstract]
Current-29 DPD and still accruing	90	161
30-89 DPD and still accruing	0	5
Loans, 90 days or more past due and still accruing	2	5
Total commercial PCI loans	$ 92	$ 171